EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

NOTE 8. EMPLOYEE BENEFIT PLANS

We are required by applicable GAAP to:

  recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status in the statement of financial position;
  measure a plan's assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and

  recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders' equity.

The information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries, as detailed following.

Sempra Energy has funded and unfunded noncontributory defined benefit plans, including separate plans for SDG&E and SoCalGas, which collectively cover all domestic and certain foreign employees, and Sempra Energy's board of directors. The plans generally provide defined benefits based on years of service and either final average or career salary.

Chilquinta Energía, which was acquired by Sempra Energy in 2011, has an unfunded contributory defined benefit plan covering all employees hired before October 1, 1981 and an unfunded noncontributory termination indemnity obligation covering all employees. The plans generally provide defined benefits to retirees based on date of hire, years of service and final average salary.

Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which collectively cover all domestic and certain foreign employees, and Sempra Energy's board of directors. The life insurance plans are both contributory and noncontributory, and the health care plans are contributory. Participants' contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees' spouses.

Chilquinta Energía also has two noncontributory postretirement benefit plans which cover substantially all employees – a health care plan and an energy subsidy plan that provides for reduced energy rates. The health care plan includes benefits for retirees' spouses and dependents.

Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates
  expected return on plan assets
  health-care cost trend rates
  mortality rates
  compensation increase rates

  payout elections (lump sum or annuity)

We review these assumptions on an annual basis prior to the beginning of each year and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. We use a December 31 measurement date for all of our plans.

In support of its Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans, Sempra Energy maintains dedicated assets, including investments in life insurance contracts, which totaled $478 million and $442 million at December 31, 2011 and 2010, respectively.

Pension and Other Postretirement Benefit Plans

Benefit Plan Amendments Affecting 2011

Effective January 1, 2011, for certain postretirement health plans, the employer contribution was increased to maintain the grandfathered retiree plan status under the Patient Protection and Affordable Care Act (PPACA) discussed below. This increased the benefit obligation by approximately $4 million for Sempra Energy Consolidated, $2 million for SDG&E, and $1 million for SoCalGas.

Benefit Obligations and Assets

The following three tables provide a reconciliation of the changes in the plans' projected benefit obligations and the fair value of assets during 2011 and 2010, and a statement of the funded status at December 31, 2011 and 2010:

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2011	2010	2011	2010
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,124	$3,083	$1,139	$985
Service cost	83	83	31	26
Interest cost	168	167	65	57
Plan amendments	―	1	4	―
Impact of PPACA excise tax	―	―	―	31
Actuarial loss (gain)	224	―	(42)	81
Contributions from plan participants	―	―	15	13
Benefit payments	(177)	(210)	(59)	(56)
Acquisitions	20	―	5	―
Foreign currency adjustments	(2)	―	―	―
Settlements	(34)	―	―	―
Federal subsidy (Medicare Part D)	―	―	2	2
Net obligation at December 31	3,406	3,124	1,160	1,139

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,354	2,130	746	658
Actual return on plan assets	(23)	275	4	79
Employer contributions	212	159	72	52
Contributions from plan participants	―	―	15	13
Benefit payments	(177)	(210)	(59)	(56)
Settlements	(34)	―	―	―
Fair value of plan assets at December 31	2,332	2,354	778	746
Funded status at December 31	$(1,074)	$(770)	$(382)	$(393)
Net recorded liability at December 31	$(1,074)	$(770)	$(382)	$(393)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2011	2010	2011	2010
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$949	$908	$175	$160
Service cost	28	27	7	6
Interest cost	49	47	10	9
Plan amendments	―	―	2	―
Actuarial loss (gain)	27	1	(5)	3
Settlements	(1)	―	―	―
Transfer of liability (to) from other plans	(19)	17	(2)	2
Contributions from plan participants	―	―	7	6
Benefit payments	(52)	(51)	(12)	(11)
Net obligation at December 31	981	949	182	175

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	713	615	99	81
Actual return on plan assets	(7)	79	(1)	7
Employer contributions	69	61	15	15
Transfer of assets (to) from other plans	(10)	9	(2)	1
Settlements	(1)	―	―	―
Contributions from plan participants	―	―	7	6
Benefit payments	(52)	(51)	(12)	(11)
Fair value of plan assets at December 31	712	713	106	99
Funded status at December 31	$(269)	$(236)	$(76)	$(76)
Net recorded liability at December 31	$(269)	$(236)	$(76)	$(76)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2011	2010	2011	2010
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$1,786	$1,764	$920	$780
Service cost	46	46	22	18
Interest cost	99	98	53	46
Plan amendments	―	―	1	―
Impact of PPACA excise tax	―	―	―	31
Actuarial loss (gain)	171	(3)	(46)	77
Contributions from plan participants	―	―	9	8
Benefit payments	(107)	(126)	(45)	(43)
Settlements	(4)	―	―	―
Transfer of liability from other plans	26	7	5	1
Federal subsidy (Medicare Part D)	―	―	2	2
Net obligation at December 31	2,017	1,786	921	920

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,456	1,332	632	562
Actual return on plan assets	(12)	171	4	70
Employer contributions	95	71	55	35
Transfer of assets from other plans	15	7	3	―
Settlements	(4)	―	―	―
Contributions from plan participants	―	―	9	8
Benefit payments	(107)	(125)	(45)	(43)
Fair value of plan assets at December 31	1,443	1,456	658	632
Funded status at December 31	$(574)	$(330)	$(263)	$(288)
Net recorded liability at December 31	$(574)	$(330)	$(263)	$(288)

The actuarial losses for pension plans in 2011 were primarily due to a decrease in the weighted average discount rate and the rate used to convert monthly annuity-type benefits to a lump sum benefit payment.

The actuarial gains for other postretirement plans in 2011 resulted from a decrease in assumed participation rates and claims costs and the impact of the adoption of the Employer Group Waiver Plan, partially offset by actuarial losses from a decrease in the weighted average discount rate. The Employer Group Waiver Plan is an alternative means of providing the existing pharmacy benefit.

The actuarial losses in 2010 for other postretirement plans were primarily due to higher medical premiums and higher health care trend rates for the SoCalGas other postretirement benefit plans.

Net Assets and Liabilities

The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and other postretirement benefit costs over a period of years. Sempra Energy uses the asset smoothing method for its pension and other postretirement plans, except for the SDG&E plans. This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SoCalGas also uses the asset smoothing method.

The 10-percent corridor accounting method is used at Sempra Energy, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year, unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.

We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes in these assets and/or liabilities are normally recorded to other comprehensive income (loss) on the balance sheet. The California Utilities and Mobile Gas record regulatory assets and liabilities that offset the funded pension and other postretirement plans' assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies.

The California Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the Internal Revenue Service. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with GAAP for pension and other postretirement benefit plans. Mobile Gas records annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans for the California Utilities are disclosed as regulatory adjustments in accordance with GAAP for regulated entities.

The net liability is included in the following captions on the Consolidated Balance Sheets at December 31:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011		2010
Sempra Energy Consolidated
Current liabilities	$(31)	$(57)		$(2)		$(1)
Noncurrent liabilities	(1,043)	(713)		(380)		(392)
Net recorded liability	$(1,074)	$(770)		$(382)		$(393)
SDG&E
Current liabilities	$(3)	$(3)	$	―	$	―
Noncurrent liabilities	(266)	(233)		(76)		(76)
Net recorded liability	$(269)	$(236)		$(76)		$(76)
SoCalGas
Current liabilities	$(4)	$(5)	$	―	$	―
Noncurrent liabilities	(570)	(325)		(263)		(288)
Net recorded liability	$(574)	$(330)		$(263)		$(288)

Amounts recorded in Accumulated Other Comprehensive Income (Loss) as of December 31, 2011 and 2010, net of income tax effects and amounts recorded as regulatory assets, are as follows:

AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
Sempra Energy Consolidated
Net actuarial loss	$(92)	$(85)	$(8)	$(3)
Prior service credit	1	1	―	―
Total	$(91)	$(84)	$(8)	$(3)
SDG&E
Net actuarial loss	$(11)	$(11)
Prior service credit	1	1
Total	$(10)	$(10)
SoCalGas
Net actuarial loss	$(6)	$(5)
Prior service credit	1	1
Total	$(5)	$(4)

The accumulated benefit obligation for defined benefit pension plans at December 31, 2011 and 2010 was as follows:

	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Accumulated benefit obligation	$3,176	$2,933	$962	$935	$1,845	$1,623

Sempra Energy has unfunded and funded pension plans. SDG&E and SoCalGas each have an unfunded and a funded pension plan. The following table shows the obligations of funded pension plans with benefit obligations in excess of plan assets as of December 31:

(Dollars in millions)	2011	2010
Sempra Energy Consolidated
Projected benefit obligation	$3,150	$2,880
Accumulated benefit obligation	2,958	2,702
Fair value of plan assets	2,332	2,354
SDG&E
Projected benefit obligation	$944	$917
Accumulated benefit obligation	928	906
Fair value of plan assets	712	713
SoCalGas
Projected benefit obligation	$1,987	$1,755
Accumulated benefit obligation	1,818	1,594
Fair value of plan assets	1,443	1,456

Net Periodic Benefit Cost, 2009-2011

The following three tables provide the components of net periodic benefit cost and amounts recognized in other comprehensive income for the years ended December 31:

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2011	2010	2009	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$83	$83	$74	$31	$26	$26
Interest cost	168	167	170	65	57	56
Expected return on assets	(144)	(143)	(139)	(48)	(46)	(45)
Amortization of:
Prior service cost (credit)	4	4	7	―	(1)	(1)
Actuarial loss	34	30	23	17	8	3
Regulatory adjustment	43	19	28	7	7	7
Settlement charge	13	―	14	―	―	―
Total net periodic benefit cost	201	160	177	72	51	46

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	23	(12)	9	7	(1)	3
Amortization of prior service credit	―	―	―	―	1	1
Amortization of actuarial loss	(10)	(10)	(8)	―	―	―
Total recognized in other comprehensive income	13	(22)	1	7	―	4
Total recognized in net periodic benefit cost and other comprehensive income	$214	$138	$178	$79	$51	$50

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2011	2010	2009	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$28	$27	$23	$7	$6	$5
Interest cost	49	47	48	10	9	9
Expected return on assets	(46)	(40)	(32)	(8)	(5)	(3)
Amortization of:
Prior service cost	1	1	4	4	4	4
Actuarial loss	9	12	16	―	―	―
Regulatory adjustment	31	13	2	2	2	2
Settlement charge	1	―	2	―	―	―
Total net periodic benefit cost	73	60	63	15	16	17

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	1	2	(1)	―	―	―
Amortization of actuarial loss	(1)	(1)	(2)	―	―	―
Total recognized in other comprehensive income	―	1	(3)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$73	$61	$60	$15	$16	$17

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2011	2010	2009	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$46	$46	$42	$22	$18	$18
Interest cost	99	98	98	53	46	45
Expected return on assets	(85)	(90)	(94)	(40)	(40)	(41)
Amortization of:
Prior service cost (credit)	2	2	2	(4)	(4)	(4)
Actuarial loss	17	10	1	17	7	3
Settlement charge	1	―	1	―	―	―
Regulatory adjustment	12	6	28	5	5	6
Total net periodic benefit cost	92	72	78	53	32	27

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss	2	―	1	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	1	(1)	―	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$93	$71	$78	$53	$32	$27

The estimated net loss for the pension plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2012 is $10 million for Sempra Energy Consolidated and $1 million at both SDG&E and SoCalGas. Negligible amounts of prior service credit for the pension plans will be similarly amortized in 2012.

The estimated net loss for the PBOP plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic cost benefit in 2012 is $1 million for Sempra Energy Consolidated.

Negligible amounts of estimated prior service credit for the other postretirement benefit plans will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2012 at Sempra Energy Consolidated.

Patient Protection and Affordable Care Act (PPACA) of 2010

The PPACA was enacted in March 2010. The key aspects of this legislation affecting Sempra Energy's cost of providing retiree medical benefits are

  Availability of subsidies from the Early Retiree Reinsurance Program (ERRP)
  Mandatory coverage for adult children until age 26 beginning in 2011
  Changes to the Prescription Drug Plan and Medicare Advantage programs beginning in 2011 and extending through 2020
  Loss of the tax free status of the Retiree Drug Subsidy (RDS) beginning in 2013
  Availability of coverage through health care exchanges beginning in 2014

  Excise tax on high-cost plans, as defined in the legislation, beginning in 2018

In determining the projected benefit obligation for our other postretirement benefit plans, we took mandatory coverage for adult children, changes to the Prescription Drug Plan and Medicare Advantage programs, and availability of health care exchanges into consideration in the development of future claims costs and health care trend rates as of December 31, 2011 and 2010. Subsidies received through the ERRP will be reflected when received. We measured loss of the tax free status of RDS separately as described in the following section. We determined the impact of the excise tax provision separately for each of Sempra Energy's plans, as explained below.

With the exception of SoCalGas' represented employees and Mobile Gas, we provide most of our employer subsidy in the form of a defined dollar benefit. Once the premium exceeds our stated benefit level, the retirees pay the difference between the premium amount and the subsidy. Under this arrangement, our obligation doesn't change with the excise tax, since by 2018 the premium both before and after inclusion of the excise tax will exceed our defined dollar benefit.

SoCalGas' union retirees are provided a subsidy as a percentage of the premium. For those retirees, we estimated an increase in SoCalGas' and Sempra Energy's obligations as of December 31, 2010 for the excise tax. However, it is likely that some retirees will move to less expensive plans as a result of the excise tax and lower Sempra Energy's composite plan cost. The net effect of the increase in obligation from the excise tax, partially offset by the lower composite plan cost, was estimated to be $31 million.

Mobile Gas offers only a pre-age 65 plan. As such, future retirees will only have a limited period when the excise tax may apply. All current retirees will no longer be eligible for benefits once the excise tax is effective in 2018.

Medicare Prescription Drug, Improvement and Modernization Act of 2003

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 establishes a prescription drug benefit under Medicare (Medicare Part D) and a tax-exempt federal subsidy to sponsors of retiree health-care benefit plans that provide a benefit that actuarially is at least equivalent to Medicare Part D. We have determined that benefits provided to certain participants actuarially will be at least equivalent to Medicare Part D. Thus, we are entitled to a tax-exempt subsidy that reduced our accumulated postretirement benefit obligation under our plans at January 1, 2011 and reduced the net periodic cost for 2011 by the following amounts:

	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E		SoCalGas
Net periodic benefit cost reduction	$4	$	―	$4

Assumptions for Pension and Other Postretirement Benefit Plans

Benefit Obligation and Net Periodic Benefit Cost

Except for the Chilquinta Energía plans, we develop the discount rate assumptions based on the results of a third party modeling tool that develops the discount rate by matching each plan's expected cash flows to interest rates and expected maturity values of individually selected bonds in a hypothetical portfolio. The model controls the level of accumulated surplus that may result from the selection of bonds based solely on their premium yields by limiting the number of years to look back for selection to 3 years for pre-30-year and 6 years for post-30-year benefit payments. Additionally, the model ensures that an adequate number of bonds are selected in the portfolio by limiting the amount of the plan's benefit payments that can be met by a single bond to 7.5 percent.

We selected individual bonds from a universe of Bloomberg AA-rated bonds which:

  have an outstanding issue of at least $50 million;
  are non-callable (or callable with make whole provisions);
  exclude collateralized bonds; and
  exclude the top and bottom 10 percent of yields to avoid relying on bonds which might be mispriced or misgraded.

This selection methodology also mitigates the impact of market volatility on the portfolio by excluding bonds with the following characteristics:

  The issuer is on review for downgrade by a major rating agency if the downgrade would eliminate the issuer from the portfolio.
  Recent events have caused significant price volatility to which rating agencies have not reacted.
  Lack of liquidity is causing price quotes to vary significantly from broker to broker.

We believe that this bond selection approach provides the best estimate of discount rates to estimate settlement values for our plans' benefit obligations as required by the applicable GAAP.

We develop the discount rate assumptions for the plans at Chilquinta Energía based on 10-year Chilean government bond yields and the expected local long-term rate of inflation. This method for developing the discount rate is required when there is no deep market for high quality corporate bonds.

Long-term return on assets is based on the weighted-average of the plans' investment allocation as of the measurement date and the expected returns for those asset types.

The significant assumptions affecting benefit obligation and net periodic benefit cost are as follows:

WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	4.95%	5.61%	5.11%	5.77%
Rate of compensation increase	4.50%	4.50%	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.25%	6.22%
Rate of compensation increase	(6)	(6)	(1)	(1)
SDG&E
Discount rate	(7)	5.40%	5.05%	5.75%
Expected return on plan assets	7.00%	7.00%	6.69%	6.49%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	(9)	5.75%	5.15%	5.90%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(6)	(1)	(1)
(1)	4.50% and 4.00% as of December 31, 2011 and 2010, respectively, for the life insurance and Health Reimbursement Arrangement benefits for SoCalGas’ represented employees. No other PBOP benefits are compensation-based.
(2)	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(3)	In addition to rates for SDG&E and SoCalGas plans, 5.95% for Mobile Gas pension plans, 4.85% for Directors’ plan, 5.45% for other unfunded plans, and 5.55% for Sempra Energy funded plan.
(4)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.
(5)	In addition to rates for SDG&E and SoCalGas plans, 4.60% for the Executive Life Plan, 5.70% for Mobile Gas, and 5.40% for Sempra Energy.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
(7)	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
(9)	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.

Health Care Cost Trend Rates

Assumed health-care cost trend rates have a significant effect on the amounts that we report for the health care plan costs. Following are the health-care cost trend rates applicable to our postretirement benefit plans:

	2011	2010
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31:
Health-care cost trend rate	10.00%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.00%	5.50%
Year that the rate reaches the ultimate trend	2019	2016

A one-percent change in assumed health care cost trend rates would have the following effects:

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$13	$(10)	$1	$(1)	$12	$(9)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	$116	$(95)	$9	$(8)	$105	$(85)

Plan Assets

Investment Allocation Strategy for Sempra Energy's Pension Master Trust

Sempra Energy's pension master trust holds the investments for the pension and other postretirement benefit plans. We maintain additional trusts as we discuss below for certain of the California Utilities' other postretirement plans. Other than index weight, the trusts do not invest in securities of Sempra Energy.

The current asset allocation objective for the pension master trust is to protect the funded status of the plans while generating sufficient returns to cover future benefit payments and accruals. We assess the portfolio performance by comparing actual returns with relevant benchmarks, such as the Morgan Stanley Capital International (MSCI) US Investable Index, the MSCI Pacific Rim and Europe Indices, the MSCI Emerging Markets Index, and the Barclays Aggregate and Long Government Credit Indices.

Primarily passive investment strategies were used for both the equity and fixed income portions of the asset allocation in 2010, and active management was added in 2011 to achieve risk and return exposures consistent with these indices. The fixed income asset allocation consists of some longer-duration fixed income securities in order to reduce plan exposure to interest rate variation. The foreign equity components provide a growth element, diversification and exposure to different currencies and economies.

The asset allocation of the plans is reviewed by our Pension and Benefits Investment Committee (the Committee) on a regular basis. When evaluating its strategic asset allocation, the Committee considers many variables, including:

  long-term cost
  variability and level of contributions
  funded status
  a range of expected outcomes over varying confidence levels

We maintain allocations at strategic levels with reasonable bands of variance. When asset class exposure reaches a minimum or maximum level, we generally rebalance the portfolio back to target allocations, unless the Committee determines otherwise.

Rate of Return Assumption

For all plans except the SDG&E postretirement health plans, we base the long-term rate of return assumption on the asset-weighted-average of the expected return for each asset class. We develop the expected returns from examining periods of historical returns and expectations for future returns from several investment and actuarial consultants. Specifically, we reached a 7.0 percent return expectation by assuming a 4.5 percent yield/return on a risk-free bond portfolio (treasury securities), adding a 50 basis point risk premium for our investment grade bond portfolio and another 300 basis point risk premium for equity securities. A 65 percent equity/35 percent fixed income mix results in a total portfolio return expectation of approximately 7.0 percent.

The expected rate of return for the SDG&E postretirement health plan assets is the weighted average of the assumed rate of return for those plan assets in the pension master trust and the Voluntary Employee Beneficiary Association (VEBA) trust for the collectively bargained plan developed using the methodology described above, and the rate of return for the assets of the non-collectively bargained plans described below. The rate of return for the assets of the non-collectively bargained plan is based on the weighted average after-tax expected return of the portfolio's target asset allocation of 35 percent equity/65 percent fixed income. The fixed-income portfolio is invested in tax-exempt municipal bond securities, while the equity portfolio is invested 25 percent Standard & Poor's (S&P) 500 index/5 percent MSCI Index for equity market performance in Europe, Australasia and Far East (MSCI EAFE index).

Concentration of Risk

Plan assets are fully diversified across global equity and bond markets, and other than what is indicated by the target asset allocations, contain no concentration of risk in any one economic, industry, maturity, or geographic sector.

Investment Strategy for SoCalGas' Other Postretirement Benefit Plans

SoCalGas' other postretirement benefit plans are funded by cash contributions from SoCalGas and current retirees. The assets of these plans are placed in the pension master trust and other VEBA trusts, as we detail below. The assets in the VEBA trusts are invested at identical allocations to the pension master trust, 65 percent equities/35 percent fixed income, using primarily index funds. This allocation has been formulated to best suit the long-term nature of the obligations.

Investment Strategy for SDG&E's Postretirement Health Plans

SDG&E's postretirement health plans are funded by cash contributions from SDG&E and current retirees. The assets are placed in the pension master trust and a VEBA trust, as we detail below. Assets in the pension master trust are invested at the 70 percent equity/30 percent fixed income mix using index funds. Assets in the VEBA trust for non-collectively bargained post retirement health and welfare benefit plans are taxable and therefore have a different asset allocation strategy. These assets are invested with a target asset allocation of 30 percent equity/70 percent fixed income, with a large portion of the bond portfolio placed in actively managed tax-exempt municipal bonds. The equity portfolio is indexed.

Fair Value of Pension and Other Postretirement Benefit Plan Assets

We classify the investments in Sempra Energy's pension master trust and the trusts for the California Utilities' other postretirement benefit plans into:

  Level 1, for securities valued using quoted prices from active markets for identical assets;
  Level 2, for securities not traded on an active market but for which observable market inputs are readily available; and
  Level 3, for securities and investments valued based on significant inputs that are generally less observable from objective sources.

We provide more discussion of fair value measurements in Notes 1, 2 and 11. The following tables set forth by level within the fair value hierarchy a summary of the investments in our pension and other postretirement benefit plan trusts measured at fair value on a recurring basis.

The fair values of our pension plan assets by asset category are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$466	$244	$7	$717
SoCalGas (see table below)	919	484	15	1,418
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	50	―	―	50
Domestic mid-cap(1)	10	―	―	10
Domestic small-cap(1)	12	―	―	12
Foreign large-cap	32	―	―	32
Foreign mid-cap	7	―	―	7
Foreign small-cap	6	―	―	6
Foreign preferred small-cap	1	―	―	1
Registered investment companies	1	―	―	1
Fixed income securities:
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	36	―	36
Foreign corporate bonds	―	12	―	12
Common/collective trusts(3)	―	6	―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	1	―	2	3
Total other Sempra Energy(5)	120	61	2	183
Total Sempra Energy Consolidated(6)	$1,505	$789	$24	$2,318

	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$450	$245	$8	$703
SoCalGas (see table below)	924	501	17	1,442
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	54	―	―	54
Domestic mid-cap(1)	11	―	―	11
Domestic small-cap(1)	12	―	―	12
Foreign emerging market funds	―	13	―	13
Foreign large-cap	31	―	―	31
Foreign mid-cap	8	―	―	8
Foreign small-cap	5	―	―	5
Fixed income securities:
U.S. Treasury securities	5	―	―	5
Other U.S. government securities	―	9	―	9
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	2	―	2
Domestic corporate bonds(2)	―	31	―	31
Foreign corporate bonds	―	9	―	9
Common/collective trusts(3)	―	3	―	3
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(7)	126	69	2	197
Total Sempra Energy Consolidated(6)	$1,500	$815	$27	$2,342
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.
(6)	Excludes cash and cash equivalents of $14 million and $12 million at December 31, 2011 and 2010, respectively.
(7)	Excludes transfers payable to other plans of $12 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$199	$	―	$	―	$199
Domestic mid-cap(1)	39		―		―	39
Domestic small-cap(1)	45		―		―	45
Foreign large-cap	125		―		―	125
Foreign mid-cap	31		―		―	31
Foreign small-cap	22		―		―	22
Foreign preferred large-cap	1		―		―	1
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic municipal bonds	―		9		―	9
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		139		―	139
Foreign corporate bonds	―		48		―	48
Common/collective trusts(3)	―		23		―	23
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		7	7
Total investment assets(5)	$466		$244		$7	$717

	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$198	$	―	$	―	$198
Domestic mid-cap(1)	39		―		―	39
Domestic small-cap(1)	42		―		―	42
Foreign emerging market funds	―		46		―	46
Foreign large-cap	108		―		―	108
Foreign mid-cap	25		―		―	25
Foreign small-cap	19		―		―	19
Foreign preferred large-cap	1		―		―	1
Fixed income securities:
U.S. Treasury securities	18		―		―	18
Other U.S. government securities	―		32		―	32
Domestic municipal bonds	―		8		―	8
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		111		―	111
Foreign corporate bonds	―		33		―	33
Common/collective trusts(3)	―		6		―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		8	8
Total investment assets(6)	$450		$245		$8	$703
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million and $9 million of transfers payable to other plans.
(6)	Excludes cash and cash equivalents of $4 million and transfers receivable from other plans of $6 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$393	$	―	$	―	$393
Domestic mid-cap(1)	76		―		―	76
Domestic small-cap(1)	89		―		―	89
Foreign large-cap	247		―		―	247
Foreign mid-cap	61		―		―	61
Foreign small-cap	43		―		―	43
Foreign preferred large-cap	1		―		―	1
Registered investment companies	8		―		―	8
Fixed income securities:
Domestic municipal bonds	―		18		―	18
Foreign government bonds	―		49		―	49
Domestic corporate bonds(2)	―		275		―	275
Foreign corporate bonds	―		96		―	96
Common/collective trusts(3)	―		46		―	46
Other types of investments:
Private equity funds(4) (stated at net asset value)	1		―		15	16
Total investment assets(5)	$919		$484		$15	$1,418

	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$409	$	―	$	―	$409
Domestic mid-cap(1)	80		―		―	80
Domestic small-cap(1)	86		―		―	86
Foreign emerging market funds	―		95		―	95
Foreign large-cap	221		―		―	221
Foreign mid-cap	52		―		―	52
Foreign small-cap	39		―		―	39
Foreign preferred large-cap	1		―		―	1
Fixed income securities:
U.S. Treasury securities	36		―		―	36
Other U.S. government securities	―		65		―	65
Domestic municipal bonds	―		16		―	16
Foreign government bonds	―		18		―	18
Domestic corporate bonds(2)	―		227		―	227
Foreign corporate bonds	―		67		―	67
Common/collective trusts(3)	―		13		―	13
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		17	17
Total investment assets(6)	$924		$501		$17	$1,442
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $9 million and transfers receivable from other plans of $16 million.
(6)	Excludes cash and cash equivalents of $8 million and transfers receivable from other plans of $6 million.

The fair values by asset category of the postretirement benefit plan assets held in the pension master trust and in the additional trusts for SoCalGas' postretirement benefit plans and SDG&E's postretirement benefit plans (PBOP plan trusts) are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$47	$24	$1	$72
SoCalGas (see table below)	176	390	3	569
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	4	―	―	4
Domestic mid-cap(1)	1	―	―	1
Domestic small-cap(1)	1	―	―	1
Foreign large-cap	2	―	―	2
Foreign small-cap	1	―	―	1
Fixed income securities:
Domestic corporate bonds(2)	―	4	―	4
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy(3)	9	6	―	15
Total Sempra Energy Consolidated(4)	$232	$420	$4	$656

	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$45	$24	$1	$70
SoCalGas (see table below)	184	395	3	582
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	3	―	―	3
Domestic mid-cap(1)	1	―	―	1
Domestic small-cap(1)	1	―	―	1
Foreign large-cap	2	―	―	2
Foreign mid-cap	1	―	―	1
Foreign small-cap	1	―	―	1
Fixed income securities:
U.S. Treasury securities	1	―	―	1
Domestic corporate bonds(2)	―	3	―	3
Total other Sempra Energy(5)	10	3	―	13
Total Sempra Energy Consolidated(6)	$239	$422	$4	$665
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Excludes transfers payable to other plans of $1 million.
(4)	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.
(5)	Excludes cash and cash equivalents of $2 million.
(6)	Excludes cash and cash equivalents of $81 million, $50 million and $29 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$17	$	―	$	―	$17
Domestic mid-cap(1)	3		―		―	3
Domestic small-cap(1)	4		―		―	4
Foreign large-cap	11		―		―	11
Foreign mid-cap	3		―		―	3
Foreign small-cap	2		―		―	2
Registered investment company	7		―		―	7
Fixed income securities:
Domestic municipal bonds(2)	―		4		―	4
Domestic corporate bonds(3)	―		12		―	12
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		4		―	4
Common/collective trusts(4)	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(6)	$47		$24		$1	$72

	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$16	$	―	$	―	$16
Domestic mid-cap(1)	3		―		―	3
Domestic small-cap(1)	3		―		―	3
Foreign emerging market funds	―		4		―	4
Foreign large-cap	8		―		―	8
Foreign mid-cap	2		―		―	2
Foreign small-cap	1		―		―	1
Registered investment company	11		―		―	11
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Other U.S. government securities	―		2		―	2
Foreign government bonds	―		1		―	1
Domestic municipal bonds(2)	―		6		―	6
Domestic corporate bonds(3)	―		9		―	9
Foreign corporate bonds	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(7)	$45		$24		$1	$70
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Investment-grade bonds of U.S. issuers from diverse industries.
(4) Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $36 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $2 million.
(7)	Excludes cash and cash equivalents of $29 million, all of which is held in SDG&E PBOP plan trusts.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$75	$	―	$	―	$75
Domestic mid-cap(1)	15		―		―	15
Domestic small-cap(1)	17		―		―	17
Foreign large-cap	47		―		―	47
Foreign mid-cap	12		―		―	12
Foreign small-cap	8		―		―	8
Registered investment company	2		―		―	2
Fixed income securities:
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		52		―	52
Foreign corporate bonds	―		18		―	18
Common/collective trusts(3)	―		308		―	308
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(5)	$176		$390		$3	$569

	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$82	$	―	$	―	$82
Domestic mid-cap(1)	16		―		―	16
Domestic small-cap(1)	17		―		―	17
Foreign emerging market funds	―		19		―	19
Broad market fund(6)	―		220		―	220
Foreign large-cap	44		―		―	44
Foreign mid-cap	10		―		―	10
Foreign small-cap	8		―		―	8
Fixed income securities:
U.S. Treasury securities	7		―		―	7
Other U.S. government securities	―		14		―	14
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		3		―	3
Domestic corporate bonds(2)	―		45		―	45
Foreign corporate bonds	―		14		―	14
Common/collective trusts(3)	―		77		―	77
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(7)	$184		$395		$3	$582
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $86 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $3 million.
(6)	A passively managed broad market fund held in SoCalGas PBOP plan trusts.
(7)	Excludes cash and cash equivalents of $50 million, all of which is held in SoCalGas PBOP plan trusts.

The investments of the pension master trust allocated to the pension and postretirement benefit plans classified as Level 3 are private equity funds and represent a percentage of each plan's total allocated assets as follows at December 31:

	Private Equity Funds
	2011				2010
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
PENSION PLANS
Total Level 3 investment assets	$7	$15	$2	$24	$8	$17	$2	$27
Percentage of total investment assets	1%	1%	-%	1%	1%	1%	-%	1%
OTHER POSTRETIREMENT BENEFIT PLANS
Total Level 3 investment assets	$1	$3	$-	$4	$1	$3	$-	$4
Percentage of total investment assets	1%	-%	-%	1%	1%	-%	-%	1%

The following table provides a reconciliation of changes in the fair value of investments classified as Level 3:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas		All Other	Sempra Energy Consolidated
PENSION PLANS
Balance as of January 1, 2010	$9	$19		$2	$30
Actual returns on plan assets	―	1		―	1
Purchases	―	1		―	1
Sales	(1)	(4)		―	(5)
Balance as of December 31, 2010	8	17		2	27
Realized gains	1	1		―	2
Purchases	―	1		―	1
Sales	(2)	(4)		―	(6)
Balance as of December 31, 2011	$7	$15		$2	$24
OTHER POSTRETIREMENT BENEFIT PLANS
Balance as of January 1, 2010	$1	$4	$	―	$5
Sales	―	(1)		―	(1)
Balance as of December 31, 2010 and 2011	$1	$3	$	―	$4

Valuation Techniques Used to Determine Fair Value

The following descriptions of the valuation methods and assumptions used to estimate the fair values of investments apply to investments held directly by the plans and those held as underlying investments of the master trust:

Equity Securities — Equity securities are valued using quoted prices listed on nationally recognized securities exchanges.

Fixed Income Securities — Certain fixed income securities are valued at the closing price reported in the active market in which the security is traded. Other fixed income securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

Common/Collective Trusts — Investments in common/collective trust funds are valued based on the redemption price of units owned, which is based on the current fair value of the fund's underlying assets.

Private Equity Funds — Investments in private equity funds do not trade in active markets. Fair value is determined by the fund managers, based upon their review of the underlying investments as well as their utilization of discounted cash flows and other valuation models.

Real Estate — Real estate investments are valued on the basis of a discounted cash flow approach, which includes the future rental receipts, expenses, and residual values for the highest and best use of the real estate from a market participant view as rental property.

The methods described are intended to produce a fair value calculation that is indicative of net realizable value or reflective of future fair values. However, while management believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Derivative Financial Instruments

In accordance with the Sempra Energy pension investment guidelines, derivative financial instruments are used by the pension master trust's equity and fixed income portfolio investment managers. Futures and foreign currency exchange contracts are used primarily to rebalance the fixed income/equity allocation of the pension master trust's portfolio and to hedge all or a portion of the currency risk component of the foreign equity investments. Currency hedge positions are not permitted to exceed the level of underlying foreign security exposure in the pension master trust's related assets. Some of the fixed income investment managers are permitted to use certain specified types of derivative instruments as part of their respective strategies. These strategies include the use of futures and options as substitutes for certain types of fixed income securities. During 2011 and 2010, the pension master trust owned shares in funds that held futures contracts and foreign currency forward contracts. In 2011 and 2010, such funds in which the pension master trust owned shares were the S&P 1500 Index and the Foreign Equity Index managed by Barclay's Global Investors. As these futures contracts are not held directly by the pension master trust, they are not included in the following discussion.

At December 31, 2011 and 2010, the pension master trust did not directly hold any futures or currency forward contracts. As we discuss above, interest rate swaps are used indirectly through an index fund in the pension master trust.

Future Payments

We expect to contribute the following amounts to our pension and other postretirement benefit plans in 2012:

	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$215	$67	$113
Other postretirement benefit plans	59	14	40

The following table shows the total benefits we expect to pay for the next 10 years to current employees and retirees from the plans or from company assets.

	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2012	$302	$49	$89	$7	$173	$37
2013	309	52	91	8	183	40
2014	313	56	91	9	185	43
2015	304	60	89	10	179	46
2016	302	64	82	11	182	49
2017-2021	1,344	373	377	67	806	283

PROFIT SHARING Plans

Under Chilean law, Chilquinta Energía is required to pay all employees either (1) 30 percent of Chilquinta Energía's taxable income after deducting a 10 percent return on equity, allocated in proportion to the annual salary of each employee or (2) 25 percent of each employee's annual salary, with a maximum mandatory profit sharing of 4.75 months of Chile's legal minimum salary. Chilquinta Energía has elected the second option but calculates the profit sharing amounts with actual employee salaries instead of the legal minimum salary, resulting in a higher cost. The amounts are paid out each pay period. Chilquinta Energía recorded annual profit sharing expense of $5 million for 2011 related to this plan.

Under Peruvian law, Luz del Sur is required to pay their employees 5 percent of Luz del Sur's taxable income, paid once a year and allocated as follows: 50 percent based on each employee's annual hours worked and 50 percent based on each employee's annual salary. Luz del Sur recorded annual profit sharing expense of $9 million for 2011 related to this plan.

Savings Plans

Sempra Energy offers trusteed savings plans to all domestic employees. Participation in the plans is immediate for salary deferrals for all employees except for the represented employees at SoCalGas, who are eligible upon completion of one year of service. Subject to plan provisions, employees may contribute from one percent to 25 percent of their regular earnings when they begin employment. After one year of the employee's completed service, Sempra Energy makes matching contributions. Employer contribution amounts and methodology vary by plan, but generally the contributions are equal to 50 percent of the first 6 percent of eligible base salary contributed by employees and, if certain company goals are met, an additional amount related to incentive compensation payments.

Employer contributions are initially invested in Sempra Energy common stock, but the employee may transfer the contribution to other investments. Employee contributions are invested in Sempra Energy common stock, mutual funds or institutional trusts (the same investments to which employees may direct the employer contributions), which the employee selects. In Sempra Energy plans, employee contributions may also be invested in guaranteed investment contracts. Employer contributions for substantially all plans are partially funded by the ESOP referred to below.

Contributions to the savings plans were as follows:

(Dollars in millions)	2011	2010	2009
Sempra Energy Consolidated	$32	$31	$31
SDG&E	14	14	13
SoCalGas	14	13	13

The market value of Sempra Energy common stock held by the savings plans was $883 million and $847 million at December 31, 2011 and 2010, respectively.

Employee Stock Ownership Plan

All contributions to the ESOP Trust (described in Note 5) are made by Sempra Energy; there are no contributions made by the participants. As Sempra Energy makes contributions, the ESOP debt service is paid and shares are released in proportion to the total expected debt service. We charge compensation expense and credit equity for the market value of the released shares. Dividends on unallocated shares are used to pay debt service and are applied against the liability. The shares held by the Trust are unallocated and consist of 0.2 million shares of Sempra Energy common stock with a fair value of $8 million at December 31, 2011, and 0.5 million shares of Sempra Energy common stock with a fair value of $27 million at December 31, 2010.